Supplemental Cash Flow Information (Tables)	6 Months Ended
Oct. 31, 2025
Statement of cash flows [abstract]
Summary of Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions (in thousands)	October 31, 2025 $	October 31, 2024 $
Acquisition of building, vehicle and equipment by lease	161	141

Summary of Changes in Liabilities Arose From Financing Activities

The following changes in liabilities arose from financing activities:

			Non-cash changes
(in thousands)	April 30, 2025 $	Cash Flows $	Acquisition $	Settlement / Disposal $	Europe B.V. Sale $	Foreign exchange movements and change in estimates $	October 31, 2025 $
Deferred acquisition payments	314	(312)	—	—	—	(2)	—
Leases	13,403	(424)	161	—	(9,429)	(84)	3,627
Total	13,717	(736)	161	—	(9,429)	(86)	3,627

			Non-cash changes
(in thousands)	April 30, 2024 $	Cash Flows $	Acquisition $	Debt forgiven / Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	October 31, 2024 $
Deferred acquisition payments	284	—	—	—	5	9	298
Debentures	—	—	4,059	(1,033)	—	67	3,093
Leases	13,680	(801)	141	—	—	310	13,330
Total	13,964	(801)	4,200	(1,033)	5	386	16,721